Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation [Abstract]
Schedule of components of income tax expense
	2019	2018	2017
	USD	USD	USD
Current income tax:
Current income tax charge	704,258	9,275	4,946
Adjustments in respect of current income tax of prior years	-	47,182	(60,906)

Deferred tax:
Origination and reversal of temporary differences	1,246,525	8,181	(154,715)
Effect of tax rate change	(131,459)	(861)	116,864
Adjustment in respect of prior years	(131,741)	(1,536)	79,389
Income tax charge/(credit) for the year	1,687,583	62,241	(14,422)

Schedule of income tax expense appearing in the consolidated statement of income relate
	2019	2018	2017
	USD	USD	USD

Income tax expense for IGI Labuan – current year	-	5,063	4,946
Corporate tax for IGI Casablanca (Representative Office) – current year	3,885	4,212	-
Corporate tax for IGI Casablanca (Representative Office) – prior years	-	4,212	-
Income tax expense for IGI UK – current year	700,373	-	(60,906)
Income tax expense for IGI Underwriting – prior years	-	42,970	-
Addition (amortization) of deferred tax assets for IGI UK	983,325	5,784	41,538
Income tax charge/(credit) for the year	1,687,583	62,241	(14,422)

Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate
	2019	2018	2017
	USD	USD	USD

The Group profit before tax	25,252,982	25,603,944	7,016,918
Less: Profit related to non-taxable subsidiaries	(15,379,870)	(26,486,855)	(8,124,461)
Profit (Loss) before tax for IGI UK and North Star Underwriting Limited – entities subject to corporate taxation	9,873,112	(882,911)	(1,107,543)
Profit (Loss) multiplied by the standard rate of tax in the UK of 19% (2018:19%)	1,875,891	(167,753)	(213,202)

Net disallowed expenditure	50,177	180,847	42,350
Fixed asset temporary differences not recognized for deferred tax	17,782	(10,827)	(5,796)
Other temporary differences not recognized for deferred tax	2,902	5,914	21,933
Adjustment in respect of prior years	(131,527)	45,646	18,483
IGI Labuan and IGI Casablanca current year tax charges	3,817	9,275	4,946
Effect of rate change to 17%	(131,459)	(861)	116,864
Income tax charge/(credit) for the year	1,687,583	62,241	(14,422)

Schedule of the movement on the deferred tax assets
	2019	2018
	USD	USD

Balance at start of the year	638,841	644,625
Deferred tax prior year adjustment	131,741	1,536
Arising in year	(1,246,525)	(8,181)
Effect of rate change to 17%	131,459	861
Others	(2,340)	-
Ending balance	(346,824)	638,841